Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss for the year	$ (48,258)	$ (38,961)	$ (35,587)
Depreciation	335	315	315
Share-based compensation expense	8,504	1,171	2,291
Finance income	(11,128)	(9,873)	(8,978)
Finance expense	463	717	723
Movement of expected credit loss	(42)	(66)	(1)
Foreign exchange (gain)/loss	(1,753)	(2,129)	2,621
Movement in working capital	(3,094)	188	1,645
Cash flows used in operating activities	(54,973)	(48,638)	(36,971)
Finance expense paid	(639)	(723)	(648)
Finance income received	12,060	7,076	4,283
Net cash used in operating activities	(43,552)	(42,285)	(33,336)
Cash flows from/(used in) investing activities
Purchase of property, plant and equipment	(121)	(49)	(100)
Purchase of other financial assets	0	0	(54,000)
Proceeds from sale of other financial asset	19,585	38,000	0
Proceeds from redemptions and disposals of marketable securities	26,708	27,184	0
Cash flows from/(used in) investing activities	46,172	65,135	(54,100)
Cash flows from/(used in) financing activities
Payment of lease liability	(197)	(304)	(219)
Proceeds from equity public offering	150,000	0	0
Transaction costs from equity public offering	(10,152)	0	0
Proceeds from share issuances	0	0	15
Net cash flows from/(used in) financing activities	139,651	(304)	(204)
Net increase/(decrease) in cash and cash equivalents	142,271	22,546	(87,640)
Cash and cash equivalents at the beginning of the year	100,791	78,420	165,955
Impact of foreign exchange on cash and cash equivalents	3,189	(175)	105
Cash and cash equivalents at the end of the year	$ 246,251	$ 100,791	$ 78,420